Demonstration Plant (Tables)	6 Months Ended
Dec. 31, 2024
Demonstration plant
Schedule of Demonstration Plant Cost	The Demonstration Plant operation costs are comprised of the following:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Personnel	$1,346	$4,197
Reagents	47	439
Repairs and maintenance	56	277
Supplies	174	1,063
Test work	69	1,128
Office trailer	87	81
Other	59	139
Total costs	$1,838	$7,324